Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investment properties
Opening amount	£ 19,713,000	£ 19,993,000
Depreciation charge	(280,000)	(280,000)	£ (280,000)
Closing amount	19,433,000	19,713,000	19,993,000
Rental revenue	2,137,000	1,965,000
Direct operating expenses from properties, all of which generated rental revenue	£ (742,000)
Direct operating credits from properties, all of which generated rental revenue		81,000
Useful lives of investment property (in years)	50 years
Fair value of investment property when entity applies cost model	£ 40,855,000	36,865,000
Cost / gross value
Investment properties
Opening amount	32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment properties
Opening amount	(12,480,000)	(12,200,000)
Closing amount	£ (12,760,000)	£ (12,480,000)	£ (12,200,000)